Equity - Appropriations of Earnings (Detail) - Cash dividends [Member] - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Appropriations of earnings	$ 33,404	$ 32,783	$ 34,746
Cash dividends per share	$ 4.306	$ 4.226	$ 4.479